UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-3940
Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	5/31/08

The following N-CSR relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-CSR reporting requirements. Separate N-CSR Forms will be filed for these series, as appropriate.

Global Stock Fund International Stock Fund Dreyfus Premier U.S. Equity Fund

FORM N-CSR

Item 1. Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

The Fund

Global Stock Fund

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this semiannual report for Global Stock Fund, covering the six-month period from December 1, 2007, through May 31, 2008.

Although the international equity markets generally have declined this year due to concerns that the downturn in the U.S. economy might dampen global economic growth, we recently have seen signs of potential improvement.The Federal Reserve Board and other central banks have reduced short-term interest rates and injected liquidity into their banking systems, helping to reassure investors.

At Dreyfus, we believe that the current period of economic uncertainty is likely to be relatively brief by historical standards, but the ensuing recovery may be gradual as financial deleveraging and housing price deflation continue to weigh on economic activity in the United States and other nations that depend on exports to U.S. businesses and con-sumers.The implications of our economic outlook for the international stock markets generally are positive, especially since some of the world’s largest multinational companies are now selling at attractive valuations compared to historical norms.Your financial advisor can help you assess current risks and take advantage of these longer-term opportunities within the context of your overall investment portfolio.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2007, through May 31, 2008, as provided by Walter Scott & Partners Limited (WSPL), Sub-adviser

For the six-month period ended May 31, 2008, Global Stock Fund’s Class A shares produced a return of 1.57%, Class C shares produced a return of 1.20%, Class I shares produced a return of 1.79% and Class T shares produced a return of 0.92% .1 In comparison,the fund’s benchmark index, the Morgan Stanley Capital International World Index (the “MSCI World Index”),produced a –4.07% return over the same period.2

Global equity markets generally struggled during the reporting period, as investors reacted negatively to a persistent credit crisis in financial markets and slowing economic growth in many regions of the world. The fund produced higher returns than its benchmark, due mainly to the success of our stock selection strategy and, to a lesser extent, our currency allocation strategy.

The Fund’s Investment Approach

The fund seeks long-term total return by normally investing at least 80% of its assets in stocks of companies with any market capitalization that are located in the world’s developed markets. When selecting stocks, WSPL seeks companies with fundamental strengths that indicate the potential for sustainable growth. The firm focuses on individual stock selection through extensive fundamental research. WSPL first selects candidates for investment that meet certain broad absolute and trend criteria. Financial statements are restated in an effort to identify the nature of their operating margins and to understand the variables that add value to their businesses. Companies meeting the financial criteria are subjected to a detailed investigation of their products, costs and pricing, competition, industry position and outlook. Stocks are then selected whose expected growth rate is available at a reasonable valuation.

Credit and Economic Woes Undermined Global Equities

Stocks in many of the world’s developed markets declined over the first three months of the reporting period due to slowing economic growth in the United States and Europe. Investor sentiment also was

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

damaged by a credit crisis that began in the U.S. sub-prime mortgage market and spread to global fixed-income markets. Later in the reporting period, inflationary pressures intensified as food and energy prices soared to record levels. These factors produced particularly severe declines in the financials sector, where a number of commercial and investment banks suffered massive sub-prime related losses. However, global stock markets staged a rally over the reporting period’s second half, after the U.S. Federal Reserve Board demonstrated its willingness to shore up a troubled financial system by providing liquidity and facilitating the rescue of a major investment bank.

Stock Selections Supported Relative Performance

In this volatile environment, we maintained our disciplined investment approach, which led us to invest in financially strong companies that proved relatively resistant to deteriorating investor sentiment.The fund particularly benefited from its investments in the better-performing energy sector, where a number of holdings prospered amid surging oil and gas prices. In fact, all of the five top contributors to the fund’s relative performance were energy companies: Woodside Petroleum, Australia’s largest publicly traded oil and gas exploration and production company; Suncor Energy, a major North American energy producer and marketer; EOG Resources, an independent U.S. oil and natural gas company; BG Group, a U.K.-based natural gas producer and distributor; and CLP Holdings, a leading power producer based in Hong Kong.

In addition, the fund benefited from a substantially underweighted position in the troubled financials sector, enabling it to avoid the brunt of weakness affecting the MSCI World Index’s financials component.

As is to be expected in a challenging market environment, the fund also encountered some disappointments during the reporting period. Our country allocation strategy detracted mildly from relative performance, primarily due to overweighted exposure to Japan’s equity market, which generally lagged those of Europe and the United States. In addition, the fund’s underweighted exposure to the materials area prevented it from participating fully in the sector’s gains, while relatively heavy exposure

4

to the health care and consumer discretionary sectors fared poorly in the sluggish global economy.Among individual holdings, HOYA Corp., the Japanese specialty manufacturer of optical glass; GlaxoSmithKline, the British pharmaceutical developer; and Inditex, the Spanish fashion distributor, ranked among the fund’s greater laggards.

Maintaining a Disciplined Approach

We believe that our disciplined, research-intensive investment approach is particularly suited to uncertain times such as these. In our view, an unwavering focus on financially healthy companies with competitive products, strong market positions and growing profits may be the key to investment success in challenging economic and market environments. While global equity markets have stabilized over the past few months, the economic outlook is uncertain as deleveraging among financial institutions continues and consumers remain under pressure.

Compared to the benchmark, we have found a greater number of opportunities meeting our criteria in Japan and Hong Kong and fewer in the United States. From a sector allocation perspective, the fund ended the reporting period with relatively heavy positions in the health care and information technology areas, and we have continued to maintain significantly light exposure to the financials sector.

June 16, 2008

[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares.
Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation in effect through March 31,
2009, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
[2]	SOURCES: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley Capital International (MSCI) World Index is an
unmanaged index of global stock market performance, including the United States, Canada,
Europe,Australia, New Zealand and the Far East.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Global Stock Fund from December 1, 2007 to May 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2008
	Class A	Class C	Class I	Class T

Expenses paid per $1,000 †	$ 7.56	$ 11.32	$ 6.31	$ 8.79
Ending value (after expenses)	$1,015.70	$1,012.00	$1,017.90	$1,009.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2008
	Class A	Class C	Class I	Class T

Expenses paid per $1,000 †	$ 7.57	$ 11.33	$ 6.31	$ 8.82
Ending value (after expenses)	$1,017.50	$1,013.75	$1,018.75	$1,016.25

† Expenses are equal to the fund’s annualized expense ratio of 1.50% for Class A, 2.25% for Class C, 1.25% for
Class I and 1.75% for Class T, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
May 31, 2008 (Unaudited)

Common Stocks—95.1%	Shares	Value ($)

Australia—2.0%
Woodside Petroleum	17,700	1,099,652
Canada—1.8%
Suncor Energy	14,800	1,010,052
France—4.3%
Cie Generale d’Optique
Essilor International	15,000	943,480
L’Oreal	3,900	474,592
LVMH Moet Hennessy Louis Vuitton	8,200	959,460
		2,377,532
Germany—1.8%
Adidas	14,000	987,087
Hong Kong—8.9%
China Mobile	60,000	881,867
CLP Holdings	133,000	1,201,515
CNOOC	509,000	887,044
Hong Kong & China Gas	390,050	960,643
Hutchison Whampoa	90,000	972,783
		4,903,852
Japan—29.5%
Advantest	9,000	235,629
AEON Mall	27,000	873,364
Astellas Pharma	25,500	1,078,827
Canon	19,500	1,052,504
Chugai Pharmaceutical	33,000	516,192
Daikin Industries	19,300	995,940
Daito Trust Construction	6,400	329,653
Denso	30,000	1,095,618
Eisai	13,100	474,692
Fanuc	10,000	1,086,132
Honda Motor	19,700	659,657
HOYA	36,000	1,000,569
Keyence	3,600	859,875
Millea Holdings	16,900	697,353
Mitsubishi Estate	41,000	1,104,534
Mitsubishi UFJ Financial Group	38,000	388,579
Murata Manufacturing	10,100	530,772
Nitto Denko	7,800	370,689

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($

Japan (continued)
Secom	14,600	709,087
Shimamura	1,700	135,619
Shin-Etsu Chemical	16,500	1,039,271
Takeda Pharmaceutical	16,600	962,113
		16,196,669
Singapore—1.3%
DBS Group Holdings	48,000	687,452
Spain—1.8%
Inditex	19,600	964,174
Sweden—3.2%
Hennes & Mauritz, Cl. B	18,000	994,417
Telefonaktiebolaget LM Ericsson, Cl. B	280,000	761,537
		1,755,954
Switzerland—5.2%
Nestle	1,900	934,277
Nobel Biocare Holding	24,000	946,414
SGS	640	961,612
		2,842,303
United Kingdom—8.6%
BG Group	39,500	990,591
GlaxoSmithKline	33,000	727,893
Kingfisher	55,000	149,479
Reckitt Benckiser Group	18,000	1,069,688
Tesco	120,000	984,351
William Morrison Supermarkets	135,000	782,210
		4,704,212
United States—26.7%
Abbott Laboratories	14,000	788,900
Anadarko Petroleum	12,800	959,616
Automatic Data Processing	15,500	667,275
C.R. Bard	3,500	319,200
Cisco Systems	40,000 [a]	1,068,800
EOG Resources	5,500	707,465
Fastenal	21,500	1,062,960
Genentech	13,600 [a]	963,832
Home Depot	8,000	218,880
Intel	43,000	996,740

8

Common Stocks (continued)	Shares	Value ($)

United States (continued)
Johnson & Johnson	11,500	767,510
Linear Technology	11,200	411,824
Medtronic	14,700	744,849
Microsoft	36,500	1,033,680
Patterson Cos.	6,800 [a]	231,268
Schlumberger	10,000	1,011,300
SYSCO	34,000	1,049,240
Wal-Mart Stores	17,500	1,010,450
Walgreen	17,100	615,942
		14,629,731
Total Common Stocks
(cost $49,269,135)		52,158,670

Other Investment—2.7%

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $1,475,000)	1,475,000 [b]	1,475,000

Total Investments (cost $50,744,135)	97.8%	53,633,670
Cash and Receivables (Net)	2.2%	1,229,495
Net Assets	100.0%	54,863,165

[a]	Non-income producing security.
[b]	Investment in affiliated money market mutual fund.

Portfolio Summary	(Unaudited) †

	Value (%)		Value (%)

Health Care	17.3	Energy	10.3
Consumer Services	15.5	Energy Services	5.8
Consumer Goods	13.8	Financial Services	5.2
Technology	13.8	Money Market Investment	2.7
Industrials	13.4		97.8

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2008 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	49,269,135	52,158,670
Affiliated issuers	1,475,000	1,475,000
Cash		1,107,057
Cash denominated in foreign currencies	56,116	55,824
Dividends and interest receivable		142,969
Prepaid expenses		19,339
		54,958,859

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		67,910
Accrued expenses		27,784
		95,694

Net Assets ($)		54,863,165

Composition of Net Assets ($):
Paid-in capital		51,581,566
Accumulated undistributed investment income—net		180,898
Accumulated net realized gain (loss) on investments		214,646
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions		2,886,055

Net Assets ($)		54,863,165

Net Asset Value Per Share
	Class A	Class C	Class I	Class T

Net Assets ($)	4,482,540	1,106,549	49,246,166	27,910
Shares Outstanding	325,391	80,698	3,546,687	2,220

Net Asset Value Per Share ($)	13.78	13.71	13.89	12.57

See notes to financial statements.

10

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2008 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $25,136 foreign taxes withheld at source):
Unaffiliated issuers	371,973
Affiliated issuers	26,322
Total Income	398,295
Expenses:
Management fee—Note 3(a)	141,268
Registration fees	24,280
Custodian fees—Note 3(c)	19,446
Auditing fees	18,496
Shareholder servicing costs—Note 3(c)	9,562
Prospectus and shareholders’ reports	6,742
Distribution fees—Note 3(b)	3,367
Directors’ fees and expenses—Note 3(d)	699
Loan commitment fees—Note 2	6
Miscellaneous	7,769
Total Expenses	231,635
Less—reduction in management fee
due to undertaking—Note 3(a)	(14,253)
Less—reduction in fees due to
earnings credits—Note 1(c)	(596)
Net Expenses	216,786
Investment Income—Net	181,509

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	251,724
Net realized gain (loss) on forward currency exchange contracts	(10,032)
Net Realized Gain (Loss)	241,692
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	1,320,501
Net Realized and Unrealized Gain (Loss) on Investments	1,562,193
Net Increase in Net Assets Resulting from Operations	1,743,702

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2008	Year Ended
	(Unaudited)	November 30, 2007 [a,b]

Operations ($):
Investment income—net	181,509	63,207
Net realized gain (loss) on investments	241,692	151,598
Net unrealized appreciation
(depreciation) on investments	1,320,501	1,565,554
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,743,702	1,780,359

Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(27,511)	—
Class I Shares	(28,974)	—
Class T Shares	(3,780)	—
Net realized gain on investments:
Class A Shares	(32,829)	—
Class C Shares	(6,537)	—
Class I Shares	(141,854)	—
Class T Shares	(977)	—
Total Dividends	(242,462)	—

Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	1,464,173	8,477,307
Class C Shares	389,249	1,229,372
Class I Shares	30,807,603	18,244,830
Class T Shares	14,577	500,000
Dividends reinvested:
Class A Shares	23,834	—
Class C Shares	2,391	—
Class I Shares	55,509	—
Class T Shares	1,091	—
Cost of shares redeemed:
Class A Shares	(2,152,183)	(3,914,581)
Class C Shares	(217,831)	(388,773)
Class I Shares	(1,412,361)	(1,010,473)
Class T Shares	(157,168)	(375,000)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	28,818,884	22,762,682
Total Increase (Decrease) in Net Assets	30,320,124	24,543,041

Net Assets ($):
Beginning of Period	24,543,041	—
End of Period	54,863,165	24,543,041
Undistributed investment income—net	180,898	59,654

12

	Six Months Ended
	May 31, 2008	Year Ended
	(Unaudited)	November 30, 2007 [a,b]

Capital Share Transactions:
Class A
Shares sold	111,942	661,091
Shares issued for dividends reinvested	1,764	—
Shares redeemed	(161,963)	(287,443)
Net Increase (Decrease) in Shares Outstanding	(48,257)	373,648

Class C
Shares sold	28,924	96,321
Shares issued for dividends reinvested	179	—
Shares redeemed	(16,234)	(28,492)
Net Increase (Decrease) in Shares Outstanding	12,869	67,829

Class I
Shares sold	2,321,263	1,406,401
Shares issued for dividends reinvested	4,168	—
Shares redeemed	(109,135)	(76,010)
Net Increase (Decrease) in Shares Outstanding	2,216,296	1,330,391

Class T
Shares sold	1,127	40,000
Shares issued for dividends reinvested	93	—
Shares redeemed	(11,720)	(27,280)
Net Increase (Decrease) in Shares Outstanding	(10,500)	12,720

[a]	From December 29, 2006 (commencement of operations) to November 30, 2007.
[b]	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	May 31, 2008	Year Ended
Class A Shares	(Unaudited)	November 30, 2007 [a]

Per Share Data ($):
Net asset value, beginning of period	13.73	12.50
Investment Operations:
Investment income—net [b]	.04	.04
Net realized and unrealized
gain (loss) on investments	.18	1.19
Total from Investment Operations	.22	1.23
Distributions:
Dividends from investment income—net	(.08)	—
Dividends from net realized gain on investments	(.09)	—
Total Distributions	(.17)	—
Net asset value, end of period	13.78	13.73

Total Return (%) [c,d]	1.57	9.92

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets [e]	1.72	2.40
Ratio of net expenses to average net assets [e]	1.50	1.46
Ratio of net investment income
to average net assets [e]	.60	.29
Portfolio Turnover Rate [d]	6.87	14.53

Net Assets, end of period ($ x 1,000)	4,483	5,132

[a]	From December 29, 2006 (commencement of operations) to November 30, 2007.
[b]	Based on average shares outstanding at each month end.
[c]	Exclusive of sales charge.
[d]	Not annualized.
[e]	Annualized.
See notes to financial statements.

14

	Six Months Ended
	May 31, 2008	Year Ended
Class C Shares	(Unaudited)	November 30, 2007 [a]

Per Share Data ($):
Net asset value, beginning of period	13.64	12.50
Investment Operations:
Investment (loss)—net [b]	(.01)	(.06)
Net realized and unrealized
gain (loss) on investments	.17	1.20
Total from Investment Operations	.16	1.14
Distributions:
Dividends from net realized gain on investments	(.09)	—
Net asset value, end of period	13.71	13.64

Total Return (%) [c,d]	1.20	9.12

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets [e]	2.51	3.16
Ratio of net expenses to average net assets [e]	2.25	2.20
Ratio of net investment (loss)
to average net assets [e]	(.09)	(.46)
Portfolio Turnover Rate [d]	6.87	14.53

Net Assets, end of period ($ x 1,000)	1,107	925

[a]	From December 29, 2006 (commencement of operations) to November 30, 2007.
[b]	Based on average shares outstanding at each month end.
[c]	Exclusive of sales charge.
[d]	Not annualized.
[e]	Annualized.
See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	May 31, 2008	Year Ended
Class I Shares	(Unaudited)	November 30, 2007 [a,b]

Per Share Data ($):
Net asset value, beginning of period	13.76	12.50
Investment Operations:
Investment income—net [c]	.10	.07
Net realized and unrealized
gain (loss) on investments	.14	1.19
Total from Investment Operations	.24	1.26
Distributions:
Dividends from investment income—net	(.02)	—
Dividends from net realized gain on investments	(.09)	—
Total Distributions	(.11)	—
Net asset value, end of period	13.89	13.76

Total Return (%) [d]	1.79	10.08

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets [e]	1.31	2.05
Ratio of net expenses to average net assets [e]	1.25	1.18
Ratio of net investment income
to average net assets [e]	1.20	.58
Portfolio Turnover Rate [d]	6.87	14.53

Net Assets, end of period ($ x 1,000)	49,246	18,312

[a]	From December 29, 2006 (commencement of operations) to November 30, 2007.
[b]	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
[c]	Based on average shares outstanding at each month end.
[d]	Not annualized.
[e]	Annualized.
See notes to financial statements.

16

	Six Months Ended
	May 31, 2008	Year Ended
Class T Shares	(Unaudited)	November 30, 2007 [a]

Per Share Data ($):
Net asset value, beginning of period	13.70	12.50
Investment Operations:
Investment income (loss)—net [b]	(.01)	.01
Net realized and unrealized
gain (loss) on investments	.06	1.19
Total from Investment Operations	.05	1.20
Distributions:
Dividends from investment income—net	(1.09)	—
Dividends from net realized gain on investments	(.09)	—
Total Distributions	(1.18)	—
Net asset value, end of period	12.57	13.70

Total Return (%) [c,d]	.92	9.68

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets [e]	2.19	2.76
Ratio of net expenses to average net assets [e]	1.75	1.73
Ratio of net investment income (loss)
to average net assets [e]	(.24)	.09
Portfolio Turnover Rate [d]	6.87	14.53

Net Assets, end of period ($ x 1,000)	28	174

[a]	From December 29, 2006 (commencement of operations) to November 30, 2007.
[b]	Based on average shares outstanding at each month end.
[c]	Exclusive of sales charge.
[d]	Not annualized.
[e]	Annualized.
See notes to financial statements.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Global Stock Fund (the “fund”) is a separate diversified series of Strategic Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company and operates as a series company currently offering six series, including the fund. The fund’s investment objective is to pursue long-term total return. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Walter Scott & Partners Limited (“WSPL”), a subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I and Class T. Class A and Class T shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of May 31, 2008, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 1,000 Class T shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are

18

charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered open-end investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements.The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.

These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

20

The following is a summary of the inputs used as of May 31, 2008 in valuing the fund’s investments carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities ($)	Instruments ($)†

Level 1—Quoted Prices	53,633,670	0
Level 2—Other Significant
Observable Inputs	0	0
Level 3—Significant
Unobservable Inputs	0	0
Total	53,633,670	0

†	Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gains or losses on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management banks whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital,and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls,delayed settlements,and their prices may be more volatile than those of comparable securities in the U.S.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gains. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

22

During the current year, the fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more likely-than-not threshold would be recorded as a tax expense in the current year. The adoption of FIN 48 had no impact on the operations of the fund for the period ended May 31, 2008.

As of and during the period ended May 31, 2008, the fund did not have any liabilities for any unrecognized tax benefits.The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

The tax period ended November 30, 2007 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended May 31, 2008, the fund did not borrow under the Facility.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Management Fee, Sub-Investment Advisory Fees and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with Dreyfus, the management fee is computed at the annual rate of .85% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until March 31, 2009, so that annual fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.25% of the value of the fund’s average daily net assets.The reduction in management fee, pursuant to the undertaking, amounted to $14,253 during the period ended May 31, 2008.

During the period ended May 31, 2008, the Distributor retained $54 from commissions earned on sales of the fund’s Class A shares.

Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and WSPL, Dreyfus pays WSPL a monthly fee at an annual percentage of the fund’s average daily net assets.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class C shares and .25% of the value of the average daily net assets of Class T shares. During the period ended May 31, 2008, Class C and Class T shares were charged $3,302 and $65, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class C and Class T shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A, Class C and Class T shares and providing reports and other information, and services related to the maintenance of shareholder accounts.

24

The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2008, Class A, Class C and Class T shares were charged $4,958, $1,101 and $65, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2008, the fund was charged $1,155 pursuant to the transfer agency agreement.

The fund compensates The Bank of New York, a subsidiary of BNY Mellon and a Dreyfus affiliate, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2008, the fund was charged $97 pursuant to the cash management agreement.

The fund compensates The Bank of New York under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2008, the fund was charged $19,446 pursuant to the custody agreement.

During the period ended May 31, 2008, the fund was charged $2,820 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $39,751, Rule 12b-1 distribution plan fees $665, shareholder services plan fees $1,111, custodian fees $22,878, chief compliance officer fees $2,350 and transfer agency per account fees $1,155.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward currency exchange contracts, during the period ended May 31, 2008, amounted to $28,581,585 and $2,223,266, respectively.

The fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transactions. When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract.At May 31, 2008, there were no forward currency exchange contracts outstanding.

At May 31, 2008, accumulated net unrealized appreciation on investments was $2,889,535, consisting of $4,160,948 gross unrealized appreciation and $1,271,413 gross unrealized depreciation.

At May 31,2008,the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

26

NOTE 5—Subsequent Event:

Effective July 1, 2008, BNY Mellon has reorganized and consolidated a number of its banking and trust company subsidiaries. As a result of the reorganization, any services previously provided to the fund by Mellon Bank, N.A. or Mellon Trust of New England, N.A. are now provided by The Bank of New York, which has changed its name to The Bank of New York Mellon.

The Fund 27

NOTES

For More Information

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2008, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

International Stock Fund

SEMIANNUAL REPORT May 31, 2008

BNY MELLON
ASSET MANAGEMENT

Dreyfus

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
14	Financial Highlights
18	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

International
Stock Fund

The	Fund

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this semiannual report for International Stock Fund, covering the six-month period from December 1, 2007, through May 31, 2008.

Although the international equity markets generally have declined this year due to concerns that the downturn in the U.S. economy might dampen global economic growth, we recently have seen signs of potential improvement.The Federal Reserve Board and other central banks have reduced short-term interest rates and injected liquidity into their banking systems, helping to reassure investors.

At Dreyfus, we believe that the current period of economic uncertainty is likely to be relatively brief by historical standards, but the ensuing recovery may be gradual as financial deleveraging and housing price deflation continue to weigh on economic activity in the United States and other nations that depend on exports to U.S. businesses and con-sumers.The implications of our economic outlook for the international stock markets generally are positive, especially since some of the world’s largest multinational companies are now selling at attractive valuations compared to historical norms.Your financial advisor can help you assess current risks and take advantage of these longer-term opportunities within the context of your overall investment portfolio.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2007, through May 31, 2008, as provided by Walter Scott & Partners Limited (WSPL), Sub-adviser

Fund and Market Performance Overview

For the six-month period ended May 31, 2008, International Stock Fund’s Class A shares produced a return of –1.12%, Class C shares produced a return of –1.52%, Class I shares produced a return of –0.96% and Class T shares produced a return of –1.23% .1 In comparison, the fund’s benchmark index, the Morgan Stanley Capital International Europe, Australasia, Far East Index (the “MSCI EAFE Index”), produced a –5.21% return over the same period.2

International equity markets generally struggled during the reporting period, as investors reacted negatively to a persistent credit crisis in financial markets and slowing economic growth in many regions of the world.The fund produced higher returns than its benchmark, due mainly to the success of our stock selection strategy and, to a lesser extent, our country allocation strategy.

The Fund’s Investment Approach

The fund seeks long-term total return by normally investing at least 80% of its assets in stocks of companies with any market capitalization that are located in the world’s developed markets outside of the United States.When selecting stocks,WSPL seeks companies with fundamental strengths that indicate the potential for sustainable growth.The firm focuses on individual stock selection through extensive fundamental research.WSPL first selects candidates for investment that meet certain broad absolute and trend criteria. Financial statements are restated in an effort to identify the nature of their operating margins and to understand the variables that add value to their businesses. Companies meeting the financial criteria are subjected to a detailed investigation of their products, costs and pricing, competition, industry position and outlook. Stocks are then selected whose expected growth rate is available at a reasonable valuation.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Credit and Economic Woes Undermined Global Equities

Stocks in many of the world’s developed markets declined over the first three months of the reporting period due to slowing economic growth in the United States and Europe. Investor sentiment also was damaged by a credit crisis that began in the U.S. sub-prime mortgage market and spread to global fixed-income markets. Later in the reporting period, inflationary pressures intensified as food and energy prices soared to record levels. These factors produced particularly severe declines in the financials sector, where a number of commercial and investment banks suffered massive sub-prime related losses. However, international stock markets staged a rally over the reporting period’s second half, after the U.S. Federal Reserve Board demonstrated its willingness to shore up a troubled financial system by providing liquidity and facilitating the rescue of a major investment bank.

Stock Selections Supported Relative Performance

In this volatile environment, we maintained our disciplined investment approach, which led us to invest in financially strong companies that proved relatively resistant to deteriorating investor sentiment. The fund particularly benefited from its investments in the better-performing energy sector, where a number of holdings prospered amid surging oil and gas prices. In fact, four of the five top contributors to the fund’s relative performance were energy companies: Woodside Petroleum, Australia’s largest publicly traded oil and gas exploration and production company;SunCor Energy,a major North American energy producer and marketer;CLP Holdings,a leading power producer based in Hong Kong; and BG Group, a U.K.-based natural gas producer and distributor.

Rounding out the top five performers over the reporting period was Japan’s AEON Mall, a retailing and insurance conglomerate. Finally, the fund benefited from a substantially underweighted position in the troubled financials sector, enabling it to avoid the brunt of weakness affecting the MSCI EAFE Index’s financials component.

As is to be expected in a challenging market environment, the fund also encountered some disappointments during the reporting period. Our currency allocation strategy detracted mildly from relative perfor-

mance, primarily due to underweighted exposure to the euro and the Australian dollar, which gained value relative to the U.S. dollar. In addition, the fund’s overweighted exposure to the information technology, health care and consumer discretionary sectors undermined returns in the sluggish global economy. Among individual holdings, U.K. power utility Centrica and semiconductor manufacturer Rohm ranked among the fund’s greater laggards.

Maintaining a Disciplined Approach

We believe that our disciplined, research-intensive investment approach is particularly suited to uncertain times such as these. In our view, an unwavering focus on financially healthy companies with competitive products, strong market positions and growing profits may be the key to investment success in challenging economic and market environments. While international equity markets have stabilized over the past few months, the outlook for the global economy is uncertain as deleveraging among financial institutions continues and consumers remain under pressure.

Compared to the benchmark, we have found a greater number of opportunities meeting our criteria in Japan and Hong Kong and fewer in Europe and Australia. From a sector allocation perspective, the fund ended the reporting period with relatively heavy positions in the health care and information technology areas, and we have continued to maintain significantly underweighted exposure to the financials sector.

June 16, 2008

[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares.
Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation in effect through March 31,
2009, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
[2]	SOURCE: LIPPER INC. – Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley Capital International Europe, Australasia, Far East
(MSCI EAFE) Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries. Returns are calculated on a month-end basis.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in International Stock Fund from December 1, 2007 to May 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2008
	Class A	Class C	Class I	Class T

Expenses paid per $1,000 †	$ 7.01	$ 10.97	$ 5.08	$ 8.70
Ending value (after expenses)	$988.80	$984.80	$990.40	$987.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2008
	Class A	Class C	Class I	Class T

Expenses paid per $1,000 †	$ 7.11	$ 11.13	$ 5.15	$ 8.82
Ending value (after expenses)	$1,017.95	$1,013.95	$1,019.90	$1,016.25

† Expenses are equal to the fund’s annualized expense ratio of 1.41% for Class A, 2.21% for Class C, 1.02% for Class I and 1.75% for Class T, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
May 31, 2008 (Unaudited)

Common Stocks—95.5%	Shares	Value ($)

Australia—2.6%
Woodside Petroleum	53,957	3,352,199
Belgium—1.0%
Colruyt	4,900	1,241,275
Canada—2.2%
Suncor Energy	42,000	2,866,365
France—5.1%
Cie Generale d’Optique Essilor International	41,000	2,578,845
L’Oreal	12,000	1,460,282
LVMH Moet Hennessy Louis Vuitton	22,500	2,632,666
		6,671,793
Germany—3.9%
Adidas	35,500	2,502,972
SAP	46,700	2,580,640
		5,083,612
Hong Kong—10.3%
China Mobile	179,000	2,630,903
CLP Holdings	335,000	3,026,371
CNOOC	1,400,000	2,439,806
Hong Kong & China Gas	1,050,550	2,587,369
Hutchison Whampoa	250,000	2,702,175
		13,386,624
Japan—38.6%
Advantest	26,000	680,706
AEON Mall	85,000	2,749,478
Astellas Pharma	61,000	2,580,725
Canon	50,000	2,698,729
Chugai Pharmaceutical	78,000	1,220,091
Daikin Industries	52,000	2,683,362
Daito Trust Construction	26,400	1,359,818
Denso	75,000	2,739,044
Eisai	34,000	1,232,024
Fanuc	25,500	2,769,636
Hirose Electric	20,500	2,387,972

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Japan (continued)
Honda Motor	81,000	2,712,294
HOYA	97,000	2,695,978
Keyence	11,000	2,627,395
Millea Holdings	51,000	2,104,439
Mitsubishi Estate	96,000	2,586,227
Mitsubishi UFJ Financial Group	155,000	1,584,993
Murata Manufacturing	39,000	2,049,516
Nitto Denko	39,000	1,853,443
Rohm	11,800	773,459
Secom	40,000	1,942,705
Shimamura	11,600	925,403
Shin-Etsu Chemical	43,000	2,708,404
Takeda Pharmaceutical	46,000	2,666,098
		50,331,939
Singapore—1.6%
DBS Group Holdings	145,000	2,076,677
Spain—1.9%
Inditex	51,000	2,508,821
Sweden—3.5%
Hennes & Mauritz, Cl. B	36,000	1,988,834
Telefonaktiebolaget LM Ericsson, Cl. B	950,000	2,583,785
		4,572,619
Switzerland—8.9%
Nestle	5,300	2,606,141
Nobel Biocare Holding	65,000	2,563,205
Novartis	48,000	2,521,468
Roche Holding	12,900	2,549,676
SGS	848	1,274,136
		11,514,626
United Kingdom—15.9%
BG Group	99,000	2,482,746
BP	210,000	2,529,218
Burberry Group	258,000	2,555,366
Centrica	450,000	2,618,508
GlaxoSmithKline	95,000	2,095,450

Common Stocks (continued)	Shares	Value ($)

United Kingdom (continued)
Kingfisher	202,000	548,996
Reckitt Benckiser Group	43,000	2,555,366
Tesco	310,000	2,542,906
William Morrison Supermarkets	465,000	2,694,277
		20,622,833
Total Common Stocks
(cost $118,191,417)		124,229,383

Other Investment—5.3%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $6,900,000)	6,900,000 [a]	6,900,000

Total Investments (cost $125,091,417)	100.8%	131,129,383
Liabilities, Less Cash and Receivables	(.8%)	(1,094,185)
Net Assets	100.0%	130,035,198

a Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Consumer Goods	19.3	Energy	10.5
Health Care	15.4	Financial Services	6.4
Industrials	12.8	Energy Services	6.3
Technology	12.6	Money Market Investment	5.3
Consumer Services	12.2		100.8

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2008 (Unaudited)

			Cost	Value

Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers			118,191,417	124,229,383
Affiliated issuers			6,900,000	6,900,000
Cash				1,334,779
Cash denominated in foreign currencies			152,250	151,641
Receivable for shares of Common Stock subscribed				1,003,600
Dividends and interest receivable				584,855
Unrealized appreciation on forward
currency exchange contracts—Note 4				1,178
Prepaid expenses				20,958
			134,226,394

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				113,185
Payable for investment securities purchased				4,046,909
Unrealized depreciation on forward
currency exchange contracts—Note 4				5,163
Payable for shares of Common Stock redeemed				1,882
Accrued expenses				24,057
				4,191,196

Net Assets ($)			130,035,198

Composition of Net Assets ($):
Paid-in capital			122,615,726
Accumulated undistributed investment income—net				805,425
Accumulated net realized gain (loss) on investments				567,174
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions				6,046,873

Net Assets ($)			130,035,198

Net Asset Value Per Share
	Class A	Class C	Class I	Class T

Net Assets ($)	1,493,312	443,764	128,084,707	13,415
Shares Outstanding	110,976	33,261	9,493,305	1,000

Net Asset Value Per Share ($)	13.46	13.34	13.49	13.42

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2008 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $96,021 foreign taxes withheld at source):
Unaffiliated issuers	1,208,334
Affiliated issuers	65,513
Total Income	1,273,847
Expenses:
Management fee—Note 3(a)	379,197
Custodian fees—Note 3(c)	27,896
Professional fees	19,805
Registration fees	19,087
Directors’ fees and expenses—Note 3(d)	3,711
Shareholder servicing costs—Note 3(c)	3,647
Prospectus and shareholders’ reports	2,602
Distribution fees—Note 3(b)	1,591
Loan commitment fees—Note 2	16
Miscellaneous	7,499
Total Expenses	465,051
Less—reduction in management fee due to undertaking—Note 3(a)	(281)
Less—reduction in fees due to earnings credits—Note 1(c)	(3,924)
Net Expenses	460,846
Investment Income—Net	813,001

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	511,575
Net realized gain (loss) on forward currency exchange contracts	66,410
Net Realized Gain (Loss)	577,985
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	797,065
Net Realized and Unrealized Gain (Loss) on Investments	1,375,050
Net Increase in Net Assets Resulting from Operations	2,188,051

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2008	Year Ended
	(Unaudited)	November 30, 2007 [a,b]

Operations ($):
Investment income—net	813,001	329,925
Net realized gain (loss) on investments	577,985	385,844
Net unrealized appreciation
(depreciation) on investments	797,065	5,249,808
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,188,051	5,965,577

Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(2,703)	—
Class I Shares	(297,622)	—
Net realized gain on investments:
Class A Shares	(9,236)	—
Class C Shares	(2,680)	—
Class I Shares	(421,833)	—
Class T Shares	(82)	—
Total Dividends	(734,156)	—

Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	397,891	4,979,283
Class C Shares	48,484	939,715
Class I Shares	60,337,728	66,029,114
Class T Shares	53,644	500,000
Dividends reinvested:
Class A Shares	11,178	—
Class C Shares	993	—
Class I Shares	383,949	—
Cost of shares redeemed:
Class A Shares	(279,135)	(3,800,027)
Class C Shares	(43,202)	(538,351)
Class I Shares	(3,330,980)	(2,514,003)
Class T Shares	(55,160)	(505,395)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	57,525,390	65,090,336
Total Increase (Decrease) in Net Assets	58,979,285	71,055,913

Net Assets ($):
Beginning of Period	71,055,913	—
End of Period	130,035,198	71,055,913
Undistributed investment income—net	805,425	292,749

	Six Months Ended
	May 31, 2008	Year Ended
	(Unaudited)	November 30, 2007 [a,b]

Capital Share Transactions:
Class A
Shares sold	30,774	394,733
Shares issued for dividends reinvested	837	—
Shares redeemed	(22,339)	(293,029)
Net Increase (Decrease) in Shares Outstanding	9,272	101,704

Class C
Shares sold	3,986	74,250
Shares issued for dividends reinvested	75	—
Shares redeemed	(3,466)	(41,584)
Net Increase (Decrease) in Shares Outstanding	595	32,666

Class I
Shares sold	4,701,736	5,222,437
Shares issued for dividends reinvested	28,804	—
Shares redeemed	(265,309)	(194,363)
Net Increase (Decrease) in Shares Outstanding	4,465,231	5,028,074

Class T
Shares sold	4,525	40,000
Shares redeemed	(4,525)	(39,000)
Net Increase (Decrease) in Shares Outstanding	—	1,000

[a]	From December 29, 2006 (commencement of operations) to November 30, 2007.
[b]	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	May 31, 2008	Year Ended
Class A Shares	(Unaudited)	November 30, 2007 [a]

Per Share Data ($):
Net asset value, beginning of period	13.72	12.50
Investment Operations:
Investment income—net [b]	.07	.07
Net realized and unrealized gain (loss) on investments	(.23)	1.15
Total from Investment Operations	(.16)	1.22
Distributions:
Dividends from investment income—net	(.02)	—
Dividends from net realized gain on investments	(.08)	—
Total Distributions	(.10)	—
Net asset value, end of period	13.46	13.72

Total Return (%) [c,d]	(1.12)	9.76

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets [e]	1.44	1.75
Ratio of net expenses to average net assets [e]	1.41	1.47
Ratio of net investment income to average net assets [e]	1.17	.50
Portfolio Turnover Rate [c]	2.63	13.34

Net Assets, end of period ($ x 1,000)	1,493	1,396

[a]	From December 29, 2006 (commencement of operations) to November 30, 2007.
[b]	Based on average shares outstanding at each month end.
[c]	Not annualized.
[d]	Exclusive of sales charge.
[e]	Annualized.
See notes to financial statements.

	Six Months Ended
	May 31, 2008	Year Ended
Class C Shares	(Unaudited)	November 30, 2007 [a]

Per Share Data ($):
Net asset value, beginning of period	13.64	12.50
Investment Operations:
Investment income (loss)—net [b]	.03	(.04)
Net realized and unrealized gain (loss) on investments	(.25)	1.18
Total from Investment Operations	(.22)	1.14
Distributions:
Dividends from net realized gain on investments	(.08)	—
Net asset value, end of period	13.34	13.64

Total Return (%) [c,d]	(1.52)	9.04

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets [e]	2.26	2.50
Ratio of net expenses to average net assets [e]	2.21	2.21
Ratio of net investment income (loss) to average net assets [e]	.39	(.31)
Portfolio Turnover Rate [c]	2.63	13.34

Net Assets, end of period ($ x 1,000)	444	445

[a]	From December 29, 2006 (commencement of operations) to November 30, 2007.
[b]	Based on average shares outstanding at each month end.
[c]	Not annualized.
[d]	Exclusive of sales charge.
[e]	Annualized.
See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	May 31, 2008	Year Ended
Class I Shares	(Unaudited)	November 30, 2007 [a,b]

Per Share Data ($):
Net asset value, beginning of period	13.76	12.50
Investment Operations:
Investment income—net [c]	.12	.11
Net realized and unrealized gain (loss) on investments	(.26)	1.15
Total from Investment Operations	(.14)	1.26
Distributions:
Dividends from investment income—net	(.05)	—
Dividends from net realized gain on investments	(.08)	—
Total Distributions	(.13)	—
Net asset value, end of period	13.49	13.76

Total Return (%) [d]	(.96)	10.08

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets [e]	1.03	1.38
Ratio of net expenses to average net assets [e]	1.02	1.16
Ratio of net investment income to average net assets [e]	1.84	.81
Portfolio Turnover Rate [d]	2.63	13.34

Net Assets, end of period ($ x 1,000)	128,085	69,201

[a]	From December 29, 2006 (commencement of operations) to November 30, 2007.
[b]	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
[c]	Based on average shares outstanding at each month end.
[d]	Not annualized.
[e]	Annualized.
See notes to financial statements.

	Six Months Ended
	May 31, 2008	Year Ended
Class T Shares	(Unaudited)	November 30, 2007 [a]

Per Share Data ($):
Net asset value, beginning of period	13.71	12.50
Investment Operations:
Investment income—net [b]	.07	.04
Net realized and unrealized gain (loss) on investments	(.28)	1.17
Total from Investment Operations	(.21)	1.21
Distributions:
Dividends from net realized gain on investments	(.08)	—
Net asset value, end of period	13.42	13.71

Total Return (%) [c,d]	(1.23)	9.36

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets [e]	2.45	2.03
Ratio of net expenses to average net assets [e]	1.75	1.74
Ratio of net investment income to average net assets [e]	.85	.32
Portfolio Turnover Rate [c]	2.63	13.34

Net Assets, end of period ($ x 1,000)	13	14

a From December 29, 2006 (commencement of operations) to November 30, 2007. b Based on average shares outstanding at each month end. c Not annualized. d Exclusive of sales charge. e Annualized.

See notes to financial statements.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

International Stock Fund (the “fund”) is a separate diversified series of Strategic Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company and operates as a series company currently offering six series, including the fund. The fund’s investment objective is to pursue long-term total return. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Walter Scott & Partners Limited (“WSPL”), a subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I and Class T. Class A and Class T shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of May 31, 2008, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all of the fund’s Class T shares.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered open-end investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.

These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2008 in valuing the fund’s investments carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities ($)	Instruments ($)†

Level 1—Quoted Prices	131,129,383	0
Level 2—Other Significant
Observable Inputs	0	(3,985)
Level 3—Significant
Unobservable Inputs	0	0
Total	131,129,383	(3,985)

†	Other financial instruments include derivative instruments such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gains or losses on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management banks whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital,and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls,delayed settlements,and their prices may be more volatile than those of comparable securities in the U.S.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gains. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

During the current year, the fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. The adoption of FIN 48 had no impact on the operations of the fund for the period ended May 31, 2008.

As of and during the period ended May 31, 2008, the fund did not have any liabilities for any unrecognized tax benefits.The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

The tax period ended November 30, 2007 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended May 31, 2008, the fund did not borrow under the Facility.

NOTE 3—Management Fee, Sub-Investment Advisory Fee, and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with Dreyfus, the management fee is computed at the annual rate of .85% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until March 31, 2009, so that annual fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.25% of the value of the fund’s average daily net assets.The reduction in management fee,pursuant to the undertaking, amounted to $281 during the period ended May 31, 2008.

During the period ended May 31, 2008, the Distributor retained $43 and $279 from commissions earned on sales of the fund’s Class A and Class T shares, respectively, and $104 from CDSCs on redemptions of the fund’s Class C shares.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and WSPL, Dreyfus pays WSPL a monthly fee at an annual percentage of the fund’s average daily net assets.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class C shares and .25% of the value of the average daily net assets of Class T shares. During the period ended May 31, 2008, Class C and Class T shares were charged $1,572 and $19, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class C and Class T shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A, Class C and Class T shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2008, Class A, Class C and Class T shares were charged $1,764, $524 and $19, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2008, the fund was charged $1,010 pursuant to the transfer agency agreement.

The fund compensates The Bank of New York, a subsidiary of BNY Mellon and a Dreyfus affiliate, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2008, the fund was charged $77 pursuant to the cash management agreement.

The fund compensates The Bank of New York under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2008, the fund was charged $27,896 pursuant to the custody agreement.

During the period ended May 31, 2008, the fund was charged $2,820 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $85,793, Rule 12b-1 distribution plan fees $285, shareholder services plan fees $409, custodian fees $24,975, chief compliance officer fees $2,350 and transfer agency per account fees $266,which are offset against an expense reimbursement currently in effect in the amount of $893.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A redemption fee of 2% will be assessed on redemptions (including exchanges) of fund shares purchased and held for less than sixty days.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward currency exchange contracts, during the period ended May 31, 2008, amounted to $55,769,279 and $2,292,949, respectively.

The fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transactions. When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

a gain if the value of the contract decreases between those dates.With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract.The following summarizes open forward currency exchange contracts at May 31, 2008:

	Foreign			Unrealized
Forward Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)

Purchases;
British Pound,
expiring 6/2/2008	183,952	363,231	364,391	1,160
Euro,
expiring 6/2/2008	1,070,735	1,666,170	1,665,787	(383)
Hong Kong Dollar,
expiring 6/2/2008	2,757,178	353,290	353,308	18
Japanese Yen,
expiring 6/3/2008	152,070,919	1,446,916	1,442,524	(4,392)
Swedish Krona,
expiring 6/2/2008	1,325,499	221,285	220,897	(388)
Total				(3,985)

At May 31, 2008, accumulated net unrealized appreciation on investments was $6,037,966, consisting of $10,416,493 gross unrealized appreciation and $4,378,527 gross unrealized depreciation.

At May 31, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Event:

Effective July 1, 2008, BNY Mellon has reorganized and consolidated a number of its banking and trust company subsidiaries. As a result of the reorganization, any services previously provided to the fund by Mellon Bank, N.A. or Mellon Trust of New England, N.A. are now provided by The Bank of New York, which has changed its name to The Bank of New York Mellon.

The Fund 27

NOTES

For More Information

International Stock Fund
200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser

Walter Scott & Partners Limited (WSPL)
One Charlotte Square
Edinburgh, Scotland, UK

Custodian

The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer Agent & Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DISAX	Class C: DISCX	Class I: DISRX
	Class T: DISTX		

© 2008 MBSC Securities Corporation

6155SA0508

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Understanding Your Fund’s Expenses
2	Comparing Your Fund’s Expenses
With Those of Other Funds
3	Statement of Investments
6	Statement of Assets and Liabilities
7	Statement of Operations
8	Statement of Changes in Net Assets
9	Financial Highlights
10	Notes to Financial Statements
18	Information About the Review and Approval
of the Fund’s Management Agreement
FOR MORE INFORMATION

Back Cover

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier U.S. Equity Fund from May 30, 2008 to May 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2008 †
	Class A	Class C	Class I	Class T

Expenses paid per $1,000 ††	$ .08	$ .12	$.06	$.09
Ending value (after expenses)	$1,000.00	$1,000.00	$1,000.00	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2008 †††
	Class A	Class C	Class I	Class T

Expenses paid per $1,000 ††††	$ 7.06	$ 10.83	$ 5.81	$ 8.32
Ending value (after expenses)	$1,018.00	$1,014.25	$1,019.25	$1,016.75

†	From May 30, 2008 (commencement of operations) to May 31, 2008.
††	Expenses are equal to the fund’s annualized expense ratio of 1.40% for Class A, 2.15% for Class C, 1.15% for
Class I and 1.65% for Class T, multiplied by the average account value over the period, multiplied by 2/366 (to reflect the one-half year period).
†††	Please note that while the fund commenced operations on May 30, 2008, the Hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability.This projection assumes that annualized expense ratios were in effect during the period December 1, 2007 to May 31, 2008.
††††	Expenses are equal to the fund’s annualized expense ratio of 1.40% for Class A, 2.15% for Class C, 1.15% for
Class I and 1.65% for Class T, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

2

STATEMENT OF INVESTMENTS
May 31, 2008 (Unaudited)

Common Stocks—93.2%	Shares	Value ($)

Consumer Discretionary—20.0%
Home Depot	3,600	98,496
Kohl’s	2,220 [a]	99,456
PepsiCo	1,460	99,718
Philip Morris International	1,930 [a]	101,634
Procter & Gamble	1,530	101,057
Starbucks	5,450 [a]	99,136
SYSCO	3,250	100,295
TJX Cos.	3,100	99,386
Wal-Mart Stores	1,730	99,890
Walgreen	2,780	100,136
		999,204
Energy—15.6%
Anadarko Petroleum	1,680	125,950
CARBO Ceramics	2,100	100,149
Cimarex Energy	1,480	100,847
EOG Resources	780	100,331
Exxon Mobil	1,400	124,264
Helmerich & Payne	1,640	102,746
Schlumberger	1,240	125,401
		779,688
Health Care—21.9%
Abbott Laboratories	1,800	101,430
C.R. Bard	1,080	98,496
Eli Lilly & Co.	2,060	99,168
Genentech	1,410 [a]	99,927
Johnson & Johnson	1,510	100,777
Medtronic	1,970	99,820
Merck & Co.	2,570	100,127
Pharmaceutical Product Development	2,270	100,357

The Fund 3

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Health Care (continued)
Resmed	2,540	100,051
Varian Medical Systems	2,110 [a]	100,309
Wyeth	2,250	100,058
		1,100,520
Industrial—12.1%
Boeing	1,220	100,979
C.H. Robinson Worldwide	1,540	99,330
Donaldson	1,980	101,930
Dover	1,860	100,588
Emerson Electric	1,730	100,651
Fastenal	2,070	102,341
		605,819
Information Technology—21.6%
Automatic Data Processing	2,330	100,307
Cisco Systems	4,760 [a]	127,187
FLIR Systems	2,560 [a]	100,915
Intel	5,400	125,172
Linear Technology	2,750	101,118
Microsoft	4,420	125,174
Oracle	4,400 [a]	100,496
Patterson Cos.	2,950 [a]	100,330
QUALCOMM	2,030	98,536
United Technologies	1,420	100,877
		1,080,112
Materials—2.0%
Ecolab	2,230	99,971
Total Common Stocks
(cost $4,659,317)		4,665,314

4

Other Investment—97.9%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $4,900,000)	4,900,000 [b]	4,900,000

Total Investments (cost $9,559,317)	191.1%	9,565,314
Liabilities, Less Cash and Receivables	(91.1%)	(4,559,004)
Net Assets	100.0%	5,006,310

[a]	Non-income producing security.
[b]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Money Market Investment	97.9	Energy	15.6
Health Care	21.9	Industrial	12.1
Information Technology	21.6	Materials	2.0
Consumer Discretionary	20.0		191.1

† Based on net assets.
See notes to financial statements.

The Fund 5

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2008 (Unaudited)

			Cost	Value

Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers			4,659,317	4,665,314
Affiliated issuers			4,900,000	4,900,000
Cash				100,000
Dividends and interest receivable				716
				9,666,030

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)				294
Payable for investment securities purchased				4,659,316
Accrued expenses				110
				4,659,720

Net Assets ($)				5,006,310

Composition of Net Assets ($):
Paid-in capital				5,000,000
Accumulated undistributed investment income—net				313
Accumulated net unrealized appreciation
(depreciation) on investments				5,997

Net Assets ($)				5,006,310

Net Asset Value Per Share
	Class A	Class C	Class I	Class T

Net Assets ($)	3,504,431	500,613	500,640	500,626
Shares Outstanding	280,000	40,000	40,000	40,000

Net Asset Value Per Share ($)	12.52	12.52	12.52	12.52

See notes to financial statements.

6

STATEMENT OF OPERATIONS
From May 30, 2008 (commencement
of operations) to May 31, 2008 (Unaudited)

Investment Income ($):
Income:
Cash dividends from affiliated issuers	716
Total Income	716
Expenses:
Management fee—Note 2(a)	205
Shareholder servicing costs—Note 2(c)	62
Distribution fees—Note 2(b)	27
Miscellaneous	110
Total Expenses	404
Less—reduction in fees due to earnings credits—Note 1(b)	(1)
Net Expenses	403
Investment Income—Net	313

Realized and Unrealized Gain (Loss) on Investments—Note 3 ($):
Net unrealized appreciation (depreciation) on investment from affiliated issuers	5,997
Net Increase in Net Assets Resulting from Operations	6,310

See notes to financial statements.

The Fund 7

STATEMENT OF CHANGES IN NET ASSETS
From May 30, 2008 (commencement
of operations) to May 31, 2008 (Unaudited)

Operations ($):
Investment income—net	313
Net unrealized appreciation (depreciation) on investments	5,997
Net Increase (Decrease) in Net Assets Resulting from Operations	6,310

Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	3,500,000
Class C Shares	500,000
Class I Shares	500,000
Class T Shares	500,000
Increase (Decrease) in Net Assets from Capital Stock Transactions	5,000,000
Total Increase (Decrease) in Net Assets	5,006,310

Net Assets ($):
End of Period	5,006,310
Undistributed investment income—net	313

Capital Share Transactions (Shares):
Class A
Shares sold	280,000

Class C
Shares sold	40,000

Class I
Shares sold	40,000

Class T
Shares sold	40,000

See notes to financial statements.

8

FINANCIAL HIGHLIGHTS ( U n a u d i t e d )

The following table describes the performance for each share class for the period from May 30, 2008 (commencement of operations) to May 31, 2008. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Class A	Class C	Class I	Class T
	Shares	Shares	Shares	Shares

Per Share Data ($):
Net asset value, beginning of period	12.50	12.50	12.50	12.50
Investment Operations:
Investment income—net [a,b]	.00	.00	.00	.00
Net realized and unrealized
gain (loss) on investments	.02	.02	.02	.02
Net asset value, end of period	12.52	12.52	12.52	12.52

Total Return (%) [c]	.16[d]	.16[d]	.16	.16[d]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets [e]	1.40	2.15	1.15	1.65
Ratio of net expenses
to average net assets [e,f]	1.40	2.15	1.15	1.65
Ratio of net investment income
to average net assets [e]	1.22	.47	1.47	.97
Portfolio Turnover Rate [c]	—	—	—	—

Net Assets, end of period ($ x 1,000)	3,504	501	501	501

[a]	Based on average shares outstanding.
[b]	Amount represents less than $.01 per share.
[c]	Not annualized.
[d]	Exclusive of sales charge.
[e]	Annualized.
[f]	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Fund 9

NOTES TO FINANCIAL STATEMENTS ( U n a u d i t e d )

NOTE 1—Significant Accounting Policies:

Dreyfus Premier U.S. Equity Fund (the “fund”) is a separate diversified series of Strategic Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company and operates as a series company currently offering six series, including the fund, which commenced operations on May 30, 2008.The fund’s investment objective seeks long-term total return. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.Walter Scott & Partners Limited (“WSPL”) is a subsidiary of BNY Mellon and an affiliate of Dreyfus serves as the fund’s sub-investment adviser.The fiscal year end of the fund is November 30.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I and Class T. Class A and Class T shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency cost and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of May 31, 2008, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all of the Class A, Class C, Class I and Class T shares.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

10

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered open-end investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restric-

The Fund 11

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

tions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.

These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2008 in valuing the fund’s investments carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities ($)	Instruments ($) †

Level 1—Quoted Prices	9,565,314	0
Level 2—Other Significant
Observable Inputs	0	0
Level 3—Significant
Unobservable Inputs	0	0
Total	9,565,314	0

†	Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument.

12

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management banks whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gains. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

During the current year, the fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.

The Fund 13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more likely-than-not threshold would be recorded as a tax expense in the current year. The adoption of FIN 48 had no impact on the operations of the fund for the period ended May 31, 2008.

As of and during the period ended May 31, 2008, the fund did not have any liabilities for any unrecognized tax benefits.The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

NOTE 2—Management Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with Dreyfus, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until March 31, 2009, so that annual fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.15% of the fund’s average daily net assets.At May 31, 2008, there is no reduction in management fee, pursuant to the undertaking.

Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and WSPL, Dreyfus pays WSPL a monthly fee at an annual percentage of the fund’s average daily net assets.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class C shares and .25% of the

14

value of the average daily net assets of Class T shares. During the period ended May 31, 2008, Class C and Class T shares were charged $20 and $7, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class C and Class T shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A, Class C and Class T shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2008, Class A, Class C and Class T shares were charged $48, $7 and $7, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2008, the fund was not charged pursuant to the transfer agency agreement.

The fund compensates The Bank of New York, a subsidiary of BNY Mellon and a Dreyfus affiliate, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2008, the fund was charged $1 pursuant to the cash management agreement.

The fund compensates The Bank of New York under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2008, the fund was not charged pursuant to the custody agreement.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended May 31, 2008, the fund was not charged for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $205, Rule 12b-1 distribution plan fees $27 and shareholder services plan fees $62.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended May 31, 2008, amounted to $4,659,317 and $0, respectively.

At May 31, 2008, accumulated net unrealized appreciation on investments was $5,997, consisting of $17,293 gross unrealized appreciation and $11,296 gross unrealized depreciation.

At May 31, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods

16

within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

NOTE 4—Subsequent Event:

Effective July 1, 2008, BNY Mellon has reorganized and consolidated a number of its banking and trust company subsidiaries. As a result of the reorganization, any services previously provided to the fund by Mellon Bank, N.A. or Mellon Trust of New England, N.A. are now provided by The Bank of New York, which has changed its name to The Bank of New York Mellon.

The Fund 17

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on May 5, 2008, the Board considered the approval, through the renewal date of November 30 2009, of the fund’s Management Agreement, pursuant to which the Manager would provide the fund with investment advisory and administrative services, and of the Manager’s Sub-Investment Advisory Agreement with Walter Scott & Partners Limited (“WSPL”), pursuant to which WSPL would serve as sub-investment adviser and would provide day-to-day management of the Fund’s portfolio. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services to be provided to the fund, and discussed the nature, extent, and quality of the services to be provided to the fund by the Manager pursuant to the Management Agreement, and by WSPL pursuant to the Sub-Investment Advisory Agreement. The Manager’s representatives noted the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund’s intended distribution channels.The Board noted that, as a new fund, the fund did not have any assets or open accounts.

The Board members also considered the Manager’s and WSPL’s research and portfolio management capabilities and that the Manager also will provide oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered the Manager’s extensive administrative, accounting, and compliance infrastructure, as well as the Manager’s supervisory activities over WSPL.

18

Comparative Analysis of the Fund’s Proposed Management Fee and Expenses. As the fund has not yet commenced operations, the Board members were not able to review the fund’s performance or actual expense ratio. The Board discussed with representatives of the Manager the investment strategies to be employed by WSPL in the management of the fund’s assets. The Board members noted WSPL’s reputation and experience with respect to global equity investing, the individual portfolio managers’ experience in investing in the domestic and foreign markets, and WSPL’s service as sub-advisor to other Dreyfus managed funds.

The Board members also discussed the fund’s management fee (and sub-advisory fee) and anticipated expense ratio and compared them to the range of management fees and expense ratios for the funds in the Lipper Multi-Cap Core Funds category. The Board members noted that the fund’s proposed management fee for the fund was higher than the average management fee for the Lipper category. The Board also noted the Manager’s agreement to limit the fund’s total expense ratio at least through March 31, 2009.

Representatives of the Manager reviewed with the Board members the fees paid to affiliates of the Manager that manage funds reported in the same Lipper category as the fund (the “Similar Funds”).The Manager’s representatives also reviewed the fees charged to institutional separate accounts managed by WSPL (the “Separate Accounts” and, collectively with the Similar Fund, the “Similar Accounts”) that have similar investment objectives and policies as the fund.The Manager’s representatives explained the nature of each Separate Account and the differences, from WSPL’s perspective (as applicable), in providing services to the Separate Accounts as compared to the fund.The Board members considered the relevance of the fee information provided for the Similar Accounts to evaluate the appropriateness and reasonableness of the fund’s proposed management fee and sub-advisory fee.

The Fund 19

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Analysis of Profitability and Economies of Scale. As the fund had not yet commenced operations, the Manager’s representatives were not able to review the dollar amount of expenses allocated and profit received by the Manager.The Board members also considered potential benefits to the Manger or WSPL from acting as investment adviser and sub-investment adviser, respectively, and noted the possibility of soft dollar arrangements in the future with respect to trading the fund’s portfolio. The Board also considered whether the fund would be able to participate in any economies of scale that the Manager may experience in the event that the fund attracts a large amount of assets.The Board members noted the uncertainty of the estimated asset levels and discussed the renewal requirements for advisory agreements and their ability to review the management fee annually after an initial term of the Management Agreement. Since the Manager, and not the fund, will pay WSPL pursuant to the Sub-Investment Advisory Agreement, the Board did not consider WSPL’s profitability to be relevant.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the fund’s Management Agreement and the Sub-Investment Advisory Agreement with WSPL. Based on their discussions and considerations as described above, the Board members made the following conclusions and determinations.

  The Board concluded that the nature, extent, and quality of the ser- vices to be provided by the Manager and WSPL are adequate and appropriate.The Board considered the Manager’s and WSPL’s expe- rience and reputation with respect to domestic and international equity investing and the portfolio managers’ experience in investing in foreign markets.
  The Board noted that since the Fund had not commenced opera- tions, it had no performance to measure and thus performance was not a factor.

20

  The Board concluded that the fee to be paid to the Manager by the Fund was reasonable in light of the services to be provided, com- parative expense and management fee information, and benefits anticipated to be derived by the Manager or WSPL from its rela- tionship with the fund, and that, the fee to be paid by the Manager or WSPL is reasonable and appropriate.

The Board members considered these conclusions and determinations, and without any one factor being dispositive, the Board determined that approval of the fund’s Management Agreement, and Sub-Advisory Agreement with WSPL, was in the best interests of the fund and its prospective shareholders.

The Fund 21

For More Information

Dreyfus Premier U.S. Equity Fund
200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser

Walter Scott & Partners Limited (WSPL)
One Charlotte Square
Edinburgh, Scotland, UK

Custodian

The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer Agent & Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols: Class A: DPUAX Class C: DPUCX Class I: DPUIX Class T: DPUTX

© 2008 MBSC Securities Corporation

6011SA0508

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies
Affiliated Purchasers.
Not applicable.
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	July 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	July 23, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	July 23, 2008

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)